PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative
Depreciation expense	$ 649,985	$ 699,644	$ 1,129,556	$ 1,159,288	$ 2,557,714	$ 2,262,855